RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended
	Jul. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Sep. 30, 2023	Aug. 05, 2022
Related Party Transaction [Line Items]
Number of issuance of shares	1,725,000
Ordinary shares subject to forfeiture	225,000
Percentage if issued and outstanding shares after initial public offering collectively held by initial stockholders	20.00%
Aggregate purchase price	$ 25,000
Borrowed amount			$ 176,326
Loans Payable			25,000
Proceeds from issuance of loan			1,725,000
Administrative expense		$ 0	0	$ 0
Related party debt			0	0
Maximum [Member]
Related Party Transaction [Line Items]
Working capital loans				300,000
General and Administrative Expense [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Due to affiliate				10,000
Promissory Note [Member]
Related Party Transaction [Line Items]
Principal amount					$ 300,000
Conversion price of note					$ 10.00
Principal amount			$ 151,326	$ 156,583